Financial Instruments - Schedule of Other Financial Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities
Fair value through profit or loss	$ 3,163,115	$ 1,638,808
Fair value through other comprehensive income
Amortized Cost	155,527	119,697
Total	3,318,642	1,758,505
Level 2 of fair value hierarchy [member] | Warrants Liability [Member]
Financial liabilities
Fair value through profit or loss	3,163,115	1,638,808
Fair value through other comprehensive income
Amortized Cost
Total	3,163,115	1,638,808
Level 2 of fair value hierarchy [member] | Lease Liabilities [Member]
Financial liabilities
Fair value through profit or loss
Fair value through other comprehensive income
Amortized Cost	155,527	119,697
Total	$ 155,527	$ 119,697